UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Steven I. Koszalka

American Funds U.S. Government Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds U.S. Government Money Market FundSM
Investment portfolio
June 30, 2018
unaudited
Short-term securities 95.88% Federal agency discount notes 57.51%	Yield at acquisition	Principal amount (000)	Value (000)
Fannie Mae 7/2/2018	1.74%	$169,800	$169,775
Fannie Mae 7/3/2018	1.74	50,000	49,997
Fannie Mae 7/6/2018	1.74	50,000	49,990
Fannie Mae 7/9/2018	1.74	50,000	49,983
Fannie Mae 7/10/2018	1.74	50,000	49,980
Fannie Mae 7/16/2018	1.82	150,400	150,296
Fannie Mae 7/23/2018	1.84	225,000	224,768
Fannie Mae 7/30/2018	1.84	150,000	149,793
Fannie Mae 8/6/2018	1.85	108,200	108,014
Federal Farm Credit Banks 7/2/2018	1.73	60,000	59,988
Federal Farm Credit Banks 7/5/2018	1.74	20,000	19,997
Federal Farm Credit Banks 7/6/2018	1.79	50,000	49,990
Federal Farm Credit Banks 7/9/2018	1.78	125,000	124,956
Federal Farm Credit Banks 7/13/2018	1.69	25,000	24,986
Federal Farm Credit Banks 7/16/2018	1.82	20,000	19,986
Federal Farm Credit Banks 7/18/2018	1.83	15,000	14,988
Federal Farm Credit Banks 7/23/2018	1.85	50,000	49,948
Federal Farm Credit Banks 7/24/2018	1.86	4,800	4,795
Federal Farm Credit Banks 7/25/2018	1.71	25,000	24,971
Federal Farm Credit Banks 7/31/2018	1.85	43,300	43,238
Federal Farm Credit Banks 8/13/2018	1.89	10,000	9,979
Federal Farm Credit Banks 8/14/2018	1.90	10,000	9,978
Federal Farm Credit Banks 9/10/2018	1.88	61,000	60,771
Federal Farm Credit Banks 10/4/2018	1.97	18,000	17,908
Federal Farm Credit Banks 10/15/2018	1.92	20,000	19,884
Federal Farm Credit Banks 11/1/2018	1.97	20,000	19,863
Federal Farm Credit Banks 11/16/2018	2.01	50,000	49,606
Federal Farm Credit Banks 11/20/2018	2.00	20,000	19,838
Federal Home Loan Bank 7/2/2018	1.73	50,000	49,992
Federal Home Loan Bank 7/6/2018	1.83	3,800	3,799
Federal Home Loan Bank 7/9/2018	1.69	25,000	24,992
Federal Home Loan Bank 7/10/2018	1.84	330,300	330,171
Federal Home Loan Bank 7/11/2018	1.78	480,000	479,789
Federal Home Loan Bank 7/12/2018	1.86	1,000	1,000
Federal Home Loan Bank 7/13/2018	1.80	161,100	161,015
Federal Home Loan Bank 7/16/2018	1.80	175,000	174,881
Federal Home Loan Bank 7/18/2018	1.82	111,000	110,915
Federal Home Loan Bank 7/19/2018	1.86	100,000	99,916
Federal Home Loan Bank 7/20/2018	1.84	600,700	600,165
Federal Home Loan Bank 7/23/2018	1.85	116,900	116,780
Federal Home Loan Bank 7/24/2018	1.89	51,200	51,145
Federal Home Loan Bank 7/25/2018	1.85	295,700	295,366
Federal Home Loan Bank 7/26/2018	1.83	222,300	222,038
Federal Home Loan Bank 7/27/2018	1.86	308,900	308,520
Federal Home Loan Bank 7/30/2018	1.79	50,000	49,931
Federal Home Loan Bank 8/2/2018	1.89	56,700	56,613
Federal Home Loan Bank 8/3/2018	1.84	425,000	424,328
American Funds U.S. Government Money Market Fund — Page 1 of 4

unaudited
Short-term securities Federal agency discount notes (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 8/6/2018	1.88%	$324,700	$324,142
Federal Home Loan Bank 8/7/2018	1.86	398,300	397,595
Federal Home Loan Bank 8/8/2018	1.88	175,000	174,674
Federal Home Loan Bank 8/10/2018	1.88	269,000	268,473
Federal Home Loan Bank 8/13/2018	1.90	200,000	199,584
Federal Home Loan Bank 8/15/2018	1.90	169,200	168,831
Federal Home Loan Bank 8/16/2018	1.91	41,000	40,909
Federal Home Loan Bank 8/17/2018	1.90	14,000	13,968
Federal Home Loan Bank 8/20/2018	1.90	150,000	149,629
Federal Home Loan Bank 8/22/2018	1.92	19,800	19,749
Federal Home Loan Bank 8/24/2018	1.89	50,000	49,867
Federal Home Loan Bank 8/28/2018	1.89	75,000	74,780
Federal Home Loan Bank 8/31/2018	1.91	150,000	149,538
Federal Home Loan Bank 9/5/2018	1.91	200,000	199,324
Federal Home Loan Bank 9/7/2018	1.92	50,450	50,273
Federal Home Loan Bank 9/10/2018	1.89	10,300	10,261
Federal Home Loan Bank 9/19/2018	1.91	150,000	149,370
Federal Home Loan Bank 9/21/2018	1.92	200,000	199,138
Federal Home Loan Bank 9/28/2018	1.92	98,000	97,524
Federal Home Loan Bank 10/2/2018	1.92	27,000	26,868
Federal Home Loan Bank 10/9/2018	1.92	150,000	149,202
Freddie Mac 7/10/2018	1.74	111,200	111,157
Freddie Mac 7/16/2018	1.72	75,000	74,949
Freddie Mac 7/18/2018	1.75	368,400	368,116
Freddie Mac 7/26/2018	1.79	69,000	68,919
Freddie Mac 8/6/2018	1.83	10,000	9,983
Freddie Mac 8/20/2018	1.88	193,100	192,623
Freddie Mac 9/4/2018	1.89	150,000	149,502
			9,098,570
U.S. Treasury bills 26.36%
U.S. Treasury Bills 7/5/2018	1.61	651,300	651,209
U.S. Treasury Bills 7/12/2018	1.68	425,000	424,800
U.S. Treasury Bills 7/19/2018	1.69	417,000	416,658
U.S. Treasury Bills 7/26/2018	1.80	330,000	329,620
U.S. Treasury Bills 8/2/2018	1.80	300,000	299,544
U.S. Treasury Bills 8/9/2018	1.73	245,400	244,924
U.S. Treasury Bills 8/16/2018	1.83	130,500	130,205
U.S. Treasury Bills 8/23/2018	1.84	300,000	299,208
U.S. Treasury Bills 9/6/2018	1.81	100,000	99,644
U.S. Treasury Bills 9/20/2018	1.86	250,000	248,960
U.S. Treasury Bills 10/4/2018	1.86	200,000	199,014
U.S. Treasury Bills 10/11/2018	1.85	100,000	99,459
U.S. Treasury Bills 11/1/2018	1.97	150,000	148,997
U.S. Treasury Bills 11/15/2018	2.00	159,200	158,000
U.S. Treasury Bills 11/23/2018	2.04	125,000	123,995
U.S. Treasury Bills 12/20/2018	2.06	300,000	297,108
			4,171,345
Repurchase agreements 12.01%
Overnight repurchase agreements*		1,900,000	1,900,000
Total short-term securities (cost: $15,168,817,000)			15,169,915
American Funds U.S. Government Money Market Fund — Page 2 of 4

unaudited
Bonds, notes & other debt instruments 3.96% U.S. Treasury bonds & notes 3.96% U.S. Treasury 3.96%	Principal amount (000)	Value (000)
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.17%) 2.079% 2018[1]	$100,000	$100,080
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.06%) 1.969% 2019[1]	250,000	250,242
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 2.049% 2019[1]	225,000	225,277
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.00%) 1.909% 2020[1]	50,000	49,992
		625,591
Total bonds, notes & other debt instruments (cost: $624,988,000)		625,591
Total investment securities 99.84% (cost: $15,793,805,000)		15,795,506
Other assets less liabilities 0.16%		26,082
Net assets 100.00%		$15,821,588
*Repurchase agreements

The fund held overnight repurchase agreements as of June 30, 2018. Additional details on repurchase agreements appear in the following table.
Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	2.05%	6/29/2018	7/2/2018	U.S. Treasury Securities 0%-3.75% 2018-2028	$ 102,000	$ 100,000	$ 100,017
BNP Paribas	2.10	6/29/2018	7/2/2018	U.S. Treasury Securities 0.375%-8.75% 2020-2028	357,000	350,000	350,061
JP Morgan Securities LLC	2.10	6/29/2018	7/2/2018	U.S. Treasury Securities 1.375%-2.75% 2020-2025	255,000	250,000	250,044
Merrill Lynch	2.10	6/29/2018	7/2/2018	U.S. Treasury Securities 0.125% 2023-2026	357,000	350,000	350,061
Société Générale	2.09	6/29/2018	7/2/2018	U.S. Treasury Securities 0%-8.125% 2018-2027	204,000	200,000	200,035
Toronto Dominion	2.10	6/29/2018	7/2/2018	U.S. Treasury Securities 0.125%-3.625% 2026-2028	408,000	400,000	400,070
Wells Fargo	2.10	6/29/2018	7/2/2018	U.S. Treasury Securities 0%-2.375% 2018-2028	255,000	250,000	250,044
					$ 1,938,000	$ 1,900,000	$ 1,900,332

[1]	Coupon rate may change periodically.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and
American Funds U.S. Government Money Market Fund — Page 3 of 4

unaudited
factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2018, all of the fund’s investment securities were classified as Level 2.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-059-0818O-S66032	American Funds U.S. Government Money Market Fund — Page 4 of 4

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: August 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2018